GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 EAST ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

May 2, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company
Certification pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-52956 and 811-07549

Ladies and Gentlemen:

In lieu of filing the form of prospectus and statement of additional information for Variable Annuity-1 Series Account (the "Registrant") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:

(1)

the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment No. 18 to the Registrant’s registration statement on Form N-4, the most recent amendment to the Registrant’s registration statement; and

(2)

the text of amendment No. 18 to the Registrant’s registration statement on Form N-4, the most recent amendment to the Registrant’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 27, 2007.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me.

Sincerely,

Variable Annuity-1 Series Account

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Managing Counsel

Great-West Life & Annuity Insurance Company